Nature of Business (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) Segments	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Segments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Nature of Business (Textual)
Number of operating segments | Segments	2		2
Cash and cash equivalents	$ 3,183,289	$ 4,035,578	$ 4,921,545	$ 5,525,094	$ 5,856,242
Net decrease in cash and cash equivalents	$ (1,738,256)	(1,489,516)	$ (603,549)	(331,148)
Percentage decrease in cash and cash equivalents	35.00%		11.00%
Net cash used in operating activities	$ (2,352,314)	(3,715,749)	$ (5,386,308)	(2,466,729)
Net cash provided by financing activities	621,219	$ 2,239,939	4,804,857	2,436,447
Working capital, carrying value	984,679		2,179,694	$ 3,174,214
Non-cash warrant liability	1,148,616		2,434,101
Decrease in working capital	$ 1,195,015		$ 994,520
Percentage of decrease in working capital	55.00%		31.00%
Active grant funding available	$ 37,100,000		$ 43,000,000
Proceeds from net operating loss (NOL) sales			488,933
Equity facility, available amount			$ 20,200,000
November 2016 [Member]
Nature of Business (Textual)
Equity facility, available amount	$ 8,200,000
Equity facility, maturity date	Nov. 30, 2016
March 2019 [Member]
Nature of Business (Textual)
Equity facility, available amount	$ 11,000,000
Equity facility, maturity date	Mar. 31, 2019